Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals)	12 Months Ended
Dec. 31, 2025
Consolidated Statements Of Changes In Shareholders Equity Abstract
Percentage of elimination of non-controlling Interest upon acquisition	100.00%